Investment Strategy	Jan. 31, 2026
Direxion Daily S&P Top 20 US Stocks Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (1X) daily inverse (opposite) or short exposure to TOPT, consistent with the Fund’s investment objective.TOPT seeks to track the investment results of the S&P 500 Top 20 Select Index (the “S&P Index”), which measures the performance of the 20 largest U.S. companies by float-adjusted market capitalization within the S&P 500® as determined by S&P Dow Jones Indices LLC. The securities in the S&P Index are weighted based on the float-adjusted market value of their outstanding shares subject to capping. For capping purposes, the S&P Index will be rebalanced on a quarterly basis. At each quarterly rebalance in March, June, September, and December, the weight of any single issuer will not exceed 22.5% of the S&P Index; and the aggregate weight of issuers with individual weights exceeding 4.5% will not exceed 48% of the S&P Index. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. TOPT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by iShares Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-92935 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TOPT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TOPT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TOPT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TOPT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TOPT is consistent with the Fund’s investment objective. The impact of TOPT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TOPT has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TOPT has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding iShares Top 20 U.S. Stocks ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding iShares Top 20 U.S. Stocks ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TOPT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning iShares Top 20 U.S. Stocks ETF could affect the value of the Fund’s investments with respect to TOPT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TOPT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TOPT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (1X) daily inverse (opposite) or short exposure to TOPT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TOPT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TOPT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector).
Direxion Daily Qs Top 30 Stocks Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (1X) daily inverse (opposite) or short exposure to QTOP, consistent with the Fund’s investment objective.QTOP seeks to track the investment results of the Nasdaq-100 Top 30 Index (the “Nasdaq Index”), which measures the performance of securities of the 30 largest domestic and international non-financial companies listed on Nasdaq (on the Nasdaq Global Select Market or the Nasdaq Global Market) based on market capitalization, as determined by Nasdaq, Inc. The Nasdaq Index is a subset of the Nasdaq-100 Index. The securities in the Nasdaq Index are weighted based on the market value of their outstanding shares subject to capping. The Nasdaq Index is reconstituted and rebalanced quarterly in March, June, September, and December. For capping purposes, at each quarterly rebalance, the weight of any single issuer will not exceed 22.5% of the Nasdaq Index; and the aggregate weight of issuers with individual weights exceeding 4.5% will not exceed 48% of the Nasdaq Index. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. QTOP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by iShares Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-92935 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding QTOP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short QTOP exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of QTOP. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to QTOP is consistent with the Fund’s investment objective. The impact of QTOP’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of QTOP has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of QTOP has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding iShares Nasdaq Top 30 ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding iShares Nasdaq Top 30 ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QTOP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning iShares Nasdaq Top 30 ETF could affect the value of the Fund’s investments with respect to QTOP and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short QTOP exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide (1X) daily inverse (opposite) or short exposure to QTOP, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short QTOP exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector).
Direxion Daily Next Gen Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed by Solactive AG (the "Index Provider") to represent the securities of the next generation of U.S. companies that utilize quantum technology to improve the provision of their products and/or services. Quantum technology is a class of technology that use the principles of quantum mechanics (the physics of sub-atomic particles) to make advances in computing and other processes. The Index is a rules-based index and includes U.S.-listed securities of companies in the following quantum technology segments (each, a “Quantum Technology Segment”): ●Quantum Computing Infrastructure and Hardware: This segment encompasses companies that develop and provide the essential physical components, systems, and comprehensive environments necessary for quantum computing, including both hardware and infrastructure services. ●Quantum AI and Machine Learning: This segment focuses on companies that integrate artificial intelligence and machine learning with quantum computing to enhance problem-solving and algorithm efficiency. ●Quantum Software and Applications: Within this segment, companies are dedicated to create software tools and applications to operate quantum computers and utilize their computational power for various specialized tasks. ●Quantum AI and Cryptography: This segment addresses companies that develop quantum-based security mechanisms and engage in advanced research and development to push the boundaries of quantum technologies. To be selected for inclusion in the Index, a security must have a free float market capitalization of at least $100 million (or at least $90 billion for current constituents) and a minimum average daily traded value of at least $1 million over 1 month and over 6 months (or at least $900,000 for current constituents). To identify companies that use quantum technology, the Index Provider uses ARTIS®, its proprietary natural language processing algorithm, to identify into which Quantum Technology Segment(s) a company falls. ARTIS uses keywords to review large volumes of publicly available data, such as company annual reports, published business descriptions, and financial news reports, which the Index Provider believes will identify and classify companies as quantum technology companies, and then ranks the companies based on the number of keyword “hits” in the company’s data. The ARTIS classification system is different than traditional classification systems because it utilizes natural language processing, such as keyword searching, whereas traditional classifications system utilize backward looking metrics, such as a company’s past profits or revenue, to determine the classification of a company. ARTIS produces a score for each company that reflects the company's exposure to quantum technology and considers each Quantum Technology Segment to which a company belongs. Each company is then ranked by its score, and the top 20 companies are selected for inclusion in the Index. The Index is rebalanced semi-annually. As of January 30, 2026, the Index included 20 constituents and were concentrated in the information technology sector with exposure to quantum technology.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 1X daily inverse (opposite) or short exposure to the Index or to exchange-traded fund ("ETF") that track the Index, consistent with the Fund’s investment objective.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated. The Fund may also gain inverse exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
Direxion Daily Gold Miners Top 5 Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 1X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily AAL Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to AAL, consistent with the Fund’s investment objective.American Airlines Group Inc. is a major airline in the United States headquartered in Fort Worth, Texas. AAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by American Airlines Group Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-8400 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding American Airlines Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, AAL is assigned to the industrials sector and the airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short AAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the airline industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and the airline industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of AAL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to AAL is consistent with the Fund’s investment objective. The impact of AAL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of AAL has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of AAL has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding American Airlines Group Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding American Airlines Group Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning American Airlines Group Inc. could affect the value of the Fund’s investments with respect to AAL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short AAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to AAL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short AAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the airline industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and the airline industry).
Direxion Daily ABNB Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to ABNB, consistent with the Fund’s investment objective.Airbnb, Inc. engages in the management and operation of an online marketplace. Its marketplace model connects hosts and guests online or through mobile devices to book spaces. The company was founded in 2007 and is headquartered in San Francisco, CA.. ABNB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Airbnb, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39778 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Airbnb, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, ABNB is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ABNB that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ABNB exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of ABNB. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to ABNB is consistent with the Fund’s investment objective. The impact of ABNB’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of ABNB has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of ABNB has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Airbnb, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Airbnb, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ABNB have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Airbnb, Inc. could affect the value of the Fund’s investments with respect to ABNB and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ABNB that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ABNB exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to ABNB, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ABNB that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ABNB exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).
Direxion Daily ADBE Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to ADBE, consistent with the Fund’s investment objective.Adobe, Inc. is a global technology company, which engages in the provision of digital marketing and media solutions. It operates through the following segments: Digital Media, Digital Experience, and Publishing and Advertising. The company was founded in 1982 and is headquartered in San Jose, CA. ADBE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Adobe Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-15175 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Adobe Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, ADBE is assigned to the information technology sector and software industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ADBE that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ADBE exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and the software industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of ADBE. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to ADBE is consistent with the Fund’s investment objective. The impact of ADBE’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of ADBE has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of ADBE has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Adobe Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Adobe Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ADBE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Adobe Inc. could affect the value of the Fund’s investments with respect to ADBE and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ADBE that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ADBE exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to ADBE, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ADBE that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ADBE exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and the software industry).
Direxion Daily ASML Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to ASML, consistent with the Fund’s investment objective.ASML Holding N.V. is a Dutch multinational corporation that specializes in the development and manufacturing of photolithography machines which are used to produce computer chips. ASML is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by ASML Holding N.V. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-33463 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding ASML Holding N.V. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, ASML is assigned to the information technology sector and semiconductor industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ASML that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ASML exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the semiconductor industry and the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the semiconductor industry and the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of ASML. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to ASML is consistent with the Fund’s investment objective. The impact of ASML’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of ASML has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of ASML has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding ASML Holding N.V. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding ASML Holding N.V. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ASML have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning ASML Holding N.V. could affect the value of the Fund’s investments with respect to ASML and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ASML that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ASML exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to ASML, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ASML that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short ASML exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the semiconductor industry and the information technology sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the semiconductor industry and the information technology sector).
Direxion Daily BABA Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to BABA, consistent with the Fund’s investment objective.Alibaba Group Holding Limited is a Chinese multinational technology company specializing in e-commerce, retail, internet and technology. BABA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alibaba Group Holdings Limited pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36614 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alibaba Group Holdings Limited may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, BABA is assigned to the consumer discretionary sector and retail industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in BABA that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short BABA exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and retail industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and retail industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of BABA. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to BABA is consistent with the Fund’s investment objective. The impact of BABA’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of BABA has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of BABA has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Alibaba Group Holding Limited from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Alibaba Group Holding Limited is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of BABA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Alibaba Group Holding Limited could affect the value of the Fund’s investments with respect to BABA and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in BABA that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short BABA exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to BABA, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in BABA that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short BABA exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and retail industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and retail industry).
Direxion Daily CAT Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CAT, consistent with the Fund’s investment objective.Caterpillar Inc. is a construction, mining and other engineering equipment manufacturer founded in 1925. Caterpillar Inc. does business on every continent, principally operating through three primary segments – Construction Industries, Resource Industries and Energy & Transportation – and providing financing and related services through their Financial Products segment. CAT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Caterpillar Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-768 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Caterpillar Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CAT is assigned to the industrials sector and the machinery industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CAT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CAT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and machinery industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and machinery industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CAT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CAT is consistent with the Fund’s investment objective. The impact of CAT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CAT has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CAT has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Caterpillar Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Caterpillar Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CAT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Caterpillar Inc. could affect the value of the Fund’s investments with respect to CAT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CAT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CAT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CAT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CAT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CAT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and machinery industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and machinery industry).
Direxion Daily CCL Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CCL, consistent with the Fund’s investment objective.Carnival Corporation engages in the operation of cruise ships globally. CCL was founded in 1972 and is headquartered in Miami, Florida. CCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Carnival Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-9610 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Carnival Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CCL is assigned to the consumer discretionary sector and the hotels, restaurants, & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CCL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CCL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CCL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CCL is consistent with the Fund’s investment objective. The impact of CCL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CCL has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CCL has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Carnival Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Carnival Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Carnival Corporation could affect the value of the Fund’s investments with respect to CCL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CCL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CCL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CCL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CCL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CCL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).
Direxion Daily CMG Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CMG, consistent with the Fund’s investment objective.Chipotle Mexican Grill, Inc. is a quick service restaurant first opened in Denver, CO in 1993. Chipotle Mexican Grill, Inc. features a relevant menu of burritos, burrito bowls, quesadillas, tacos, and salads. CMG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Chipotle Mexican Grill, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-32731 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Chipotle Mexican Grill, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CMG is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CMG that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CMG exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CMG. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CMG is consistent with the Fund’s investment objective. The impact of CMG’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CMG has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CMG has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Chipotle Mexican Grill, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Chipotle Mexican Grill, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CMG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Chipotle Mexican Grill, Inc. could affect the value of the Fund’s investments with respect to CMG and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CMG that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CMG exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CMG, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CMG that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CMG exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).
Direxion Daily COIN Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to COIN, consistent with the Fund’s investment objective.Coinbase Global, Inc. engages in technology and financial infrastructure products and services. It offers crypto-powered technologies including self-custody wallets, decentralized apps and services, and open community engagement platforms. The company was founded in 2012 and is headquartered in San Francisco, CA. COIN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40289 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, COIN is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COIN that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short COIN exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of COIN. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to COIN is consistent with the Fund’s investment objective. The impact of COIN’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of COIN has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of COIN has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Coinbase Global, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Coinbase Global, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COIN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Coinbase Global, Inc. could affect the value of the Fund’s investments with respect to COIN and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COIN that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short COIN exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to COIN, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COIN that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short COIN exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).
Direxion Daily COST Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to COST, consistent with the Fund’s investment objective.Costco Wholesale Corporation engages in the provision of operation of membership warehouses through wholly owned subsidiaries. It operates through the following geographical segments: United States, Canada, and Other International Operations. The company was founded in 1983 and is headquartered in Issaquah, Washington. COST is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Costco Wholesale Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-20355 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Costco Wholesale Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, COST is assigned to the consumer staples sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COST that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short COST exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of COST. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to COST is consistent with the Fund’s investment objective. The impact of COST’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of COST has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of COST has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Costco Wholesale Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Costco Wholesale Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COST have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Costco Wholesale Corporation could affect the value of the Fund’s investments with respect to COST and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COST that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short COST exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to COST, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COST that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short COST exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).
Direxion Daily CRM Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CRM, consistent with the Fund’s investment objective.Salesforce, Inc. engages in the design and development of cloud-based enterprise software for customer relationship management. The company was founded in 1999 and is headquartered in San Francisco, CA. CRM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Salesforce, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-32224 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Salesforce, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CRM is assigned to the information technology sector and the software industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRM that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CRM exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and the software industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRM is consistent with the Fund’s investment objective. The impact of CRM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRM has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRM has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Salesforce, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Salesforce, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Salesforce, Inc. could affect the value of the Fund’s investments with respect to CRM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRM that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CRM exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to CRM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRM that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short CRM exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and the software industry).
Direxion Daily DAL Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to DAL, consistent with the Fund’s investment objective.Delta Air Lines, Inc. engages in the provision of scheduled air transportation for passengers and cargo. It operates through the Airline and Refinery segments. The company was founded in 1928 and is headquartered in Atlanta, GA. DAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Delta Air Lines, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-05424 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Delta Air Lines, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, DAL is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and airlines industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DAL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DAL is consistent with the Fund’s investment objective. The impact of DAL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DAL has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DAL has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Delta Air Lines, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Delta Air Lines, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Delta Air Lines, Inc. could affect the value of the Fund’s investments with respect to DAL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to DAL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and airlines industry).
Direxion Daily DIS Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to DIS, consistent with the Fund’s investment objective.The Walt Disney Company engages in the business of international family entertainment and media enterprise. It owns and operates television and radio production, distribution and broadcasting stations, direct-to-consumer services, amusement parks, and hotels. It operates through the following business segments: Disney Entertainment, ESPN, and Disney Parks, Experiences, and Products. The company was founded in 1923 and is headquartered in Burbank, California. DIS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by The Walt Disney Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38842 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding The Walt Disney Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, DIS is assigned to the communication services sector and the entertainment industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DIS exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and the entertainment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DIS. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DIS is consistent with the Fund’s investment objective. The impact of DIS’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DIS has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DIS has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding The Walt Disney Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding The Walt Disney Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DIS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning The Walt Disney Company could affect the value of the Fund’s investments with respect to DIS and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DIS exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to DIS, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DIS exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and the entertainment industry).
Direxion Daily DKNG Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to DKNG, consistent with the Fund’s investment objective.DraftKings, Inc. is a digital sports entertainment and gaming company, which engages in the provision of online sports betting, online casino, daily fantasy sports product offerings, DraftKings Marketplace, retail sportsbook, media, and other consumer product offerings. The company was founded in 2011 and is headquartered in Boston, Massachusetts. DKNG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by DraftKings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41379 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding DraftKings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, DKNG is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DKNG that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DKNG exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DKNG. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DKNG is consistent with the Fund’s investment objective. The impact of DKNG’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DKNG has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DKNG has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding DraftKings Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding DraftKings Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DKNG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning DraftKings Inc. could affect the value of the Fund’s investments with respect to DKNG and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DKNG that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DKNG exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to DKNG, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DKNG that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short DKNG exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).
Direxion Daily GM Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to GM, consistent with the Fund’s investment objective.General Motors Company engages in the designing, manufacturing, and selling of trucks, crossovers, cars, and automobile parts, and in providing software-enabled services and subscriptions. The company was founded in 1908 and is headquartered in Detroit, MI. GM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by General Motors Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34960 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding General Motors Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, GM is assigned to the consumer discretionary sector and automobiles industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GM that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short GM exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and automobiles industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and automobiles industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GM is consistent with the Fund’s investment objective. The impact of GM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GM has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GM has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding General Motors Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding General Motors Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning General Motors Company could affect the value of the Fund’s investments with respect to GM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GM that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short GM exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to GM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GM that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short GM exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and automobiles industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and automobiles industry).
Direxion Daily HOOD Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to HOOD, consistent with the Fund’s investment objective.Robinhood Markets, Inc. is a financial services platform, which engages in the provision of retail brokerage and offers trading in U.S. listed stocks and Exchange Traded Funds, related options, and cryptocurrency trading, as well as cash management, which includes debit cards services. The company was founded in 2013 and is headquartered in Menlo Park, California. HOOD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Robinhood Markets, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40691 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Robinhood Markets, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, HOOD is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in HOOD that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short HOOD exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of HOOD. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to HOOD is consistent with the Fund’s investment objective. The impact of HOOD’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of HOOD has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of HOOD has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Robinhood Markets, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Robinhood Markets, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of HOOD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Robinhood Markets, Inc. could affect the value of the Fund’s investments with respect to HOOD and therefore the value of the Fund. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in HOOD that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short HOOD exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to HOOD, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in HOOD that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short HOOD exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).
Direxion Daily INTC Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to INTC, consistent with the Fund’s investment objective.Intel Corporation engages in the design, manufacture, and sale of computer products and technologies. The company was founded in 1968, and is headquartered in Santa Clara, California. INTC is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Intel Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-06217 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Intel Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, INTC is assigned to the information technology sector and semiconductor industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in INTC that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short INTC exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of INTC. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to INTC is consistent with the Fund’s investment objective. The impact of INTC’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of INTC has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of INTC has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Intel Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Intel Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of INTC have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Intel Corporation could affect the value of the Fund’s investments with respect to INTC and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in INTC that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short INTC exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to INTC, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in INTC that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short INTC exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and semiconductor industry).
Direxion Daily KO Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to KO, consistent with the Fund’s investment objective.The Coca-Cola Company engages in the manufacturing and marketing of non-alcoholic beverages. It operates through the following segments: Europe, Middle East and Africa, Latin America, North America, Asia Pacific, Global Ventures, and Bottling Investments. The company was founded in 1886 and is headquartered in Atlanta, Georgia. KO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by The Coca-Cola Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-02217 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding The Coca-Cola Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, KO is assigned to the consumer staples industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in KO that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short KO exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of KO. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to KO is consistent with the Fund’s investment objective. The impact of KO’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of KO has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of KO has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding The Coca-Cola Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding The Coca-Cola Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of KO have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning The Coca-Cola Company could affect the value of the Fund’s investments with respect to KO and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in KO that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short KO exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to KO, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in KO that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short KO exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).
Direxion Daily LCID Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to LCID, consistent with the Fund’s investment objective.Lucid Group, Inc. manufactures electric vehicles. It designs, develops, and builds energy storage systems for electric vehicles and supplies automakers with the battery pack system needed to power hybrid, plug-in, and electric vehicles. The company was founded in December 2007 and is headquartered in Newark, California. LCID is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lucid Group, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39408 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lucid Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, LCID is assigned to the consumer discretionary sector and the automotive industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LCID that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short LCID exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the automotive industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the automotive industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of LCID. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to LCID is consistent with the Fund’s investment objective. The impact of LCID’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of LCID has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of LCID has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Lucid Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Lucid Group, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LCID have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Lucid Group, Inc. could affect the value of the Fund’s investments with respect to LCID and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LCID that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short LCID exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to LCID, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LCID that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short LCID exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the automotive industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the automotive industry).
Direxion Daily LUV Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to LUV, consistent with the Fund’s investment objective.Southwest Airlines Co. engages in the operation and management of a passenger airline. The company was founded in1967 and is headquartered in Dallas, TX. LUV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Southwest Airlines Co. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-7259 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Southwest Airlines Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, LUV is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LUV that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short LUV exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and airlines industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of LUV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to LUV is consistent with the Fund’s investment objective. The impact of LUV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of LUV has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of LUV has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Southwest Airlines Co. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Southwest Airlines Co. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LUV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Southwest Airlines Co. could affect the value of the Fund’s investments with respect to LUV and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LUV that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short LUV exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to LUV, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LUV that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short LUV exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and airlines industry).
Direxion Daily MARA Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to MARA, consistent with the Fund’s investment objective.MARA Holdings, Inc. is a digital asset technology company, which engages in mining cryptocurrencies with a focus on the Bitcoin ecosystem. It also deals with owning and operating bitcoin mining facilities or data centers, selling proprietary software or technology to third parties operating in the Bitcoin ecosystem, offering advisory and consulting services to support Bitcoin mining ventures in domestic and international jurisdictions, and generating electricity from renewable energy resources or methane gas capture to power Bitcoin mining projects. The company was founded in 2010 and is headquartered in Fort Lauderdale, Florida. MARA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MARA Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36555 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MARA Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, MARA is assigned to the information technology sector and software industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MARA that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short MARA exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and the software industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of MARA. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to MARA is consistent with the Fund’s investment objective. The impact of MARA’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of MARA has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of MARA has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding MARA Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MARA Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MARA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MARA Holdings, Inc. could affect the value of the Fund’s investments with respect to MARA and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MARA that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short MARA exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to MARA, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MARA that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short MARA exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and the software industry).
Direxion Daily MRVL Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to MRVL, consistent with the Fund’s investment objective.Marvell Technology, Inc. engages in the design, development, and sale of integrated circuits. The company was founded in 1995 and is headquartered in Wilmington, DE. MRVL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Marvell Technology, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-40357 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Marvell Technology, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, MRVL is assigned to the information technology sector and semiconductor industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MRVL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short MRVL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of MRVL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to MRVL is consistent with the Fund’s investment objective. The impact of MRVL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of MRVL has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of MRVL has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Marvell Technology, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Marvell Technology, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MRVL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Marvell Technology, Inc. could affect the value of the Fund’s investments with respect to MRVL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MRVL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short MRVL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to MRVL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MRVL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short MRVL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and semiconductor industry).
Direxion Daily NKE Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to NKE, consistent with the Fund’s investment objective.NIKE, Inc. engages in the design, development, marketing, and sale of athletic footwear, apparel, accessories, equipment, and services. The company was founded in 1964 and is headquartered in Beaverton, OR. NKE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NIKE, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10635 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NIKE, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, NKE is assigned to the consumer discretionary sector and textiles, apparel & luxury goods industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NKE that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short NKE exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and textiles, apparel & luxury goods industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and textiles, apparel & luxury goods industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NKE. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NKE is consistent with the Fund’s investment objective. The impact of NKE’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NKE has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NKE has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding NIKE, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NIKE, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NKE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NIKE, Inc. could affect the value of the Fund’s investments with respect to NKE and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NKE that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short NKE exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to NKE, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NKE that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short NKE exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and textiles, apparel & luxury goods industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and textiles, apparel & luxury goods industry).
Direxion Daily O Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to O, consistent with the Fund’s investment objective.Realty Income Corporation is a real estate company, which engages in generating dependable monthly cash dividends from a consistent and predictable level of cash flow from operations. The company was founded in 1969 and is headquartered in San Diego, California. O is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Realty Income Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-13374 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Realty Income Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, O is assigned to the real estate sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in O that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short O exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the real estate sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the real estate sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of O. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to O is consistent with the Fund’s investment objective. The impact of O’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of O has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of O has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Realty Income Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Realty Income Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of O have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Realty Income Corporation could affect the value of the Fund’s investments with respect to O and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in O that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short O exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to O, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in O that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short O exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the real estate sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the real estate sector).
Direxion Daily PDD Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to PDD, consistent with the Fund’s investment objective.PDD Holdings, Inc. is a multinational commerce group that owns and operates a portfolio of businesses. The Company was founded in 2015 and is headquartered in Dublin, Ireland. PDD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PDD Holdings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38591 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding PDD Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, PDD is assigned to the consumer discretionary sector and retail industry. PDD is a Chinese-based company and is traded as an American Depositary Receipt ("ADR") in the United States. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PDD that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short PDD exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and retail industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and retail industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of PDD. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to PDD is consistent with the Fund’s investment objective. The impact of PDD’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of PDD has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of PDD has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding PDD Holdings Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding PDD Holdings Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PDD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning PDD Holdings Inc. could affect the value of the Fund’s investments with respect to PDD and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PDD that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short PDD exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to PDD, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PDD that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short PDD exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and retail industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and retail industry).
Direxion Daily PYPL Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to PYPL, consistent with the Fund’s investment objective.PayPal Holdings, Inc. engages in the development of technology platforms that enable digital payments and simplifies commerce experiences on behalf of merchants and consumers worldwide. The firm also enables consumers to exchange funds with merchants using funding sources, which include bank account, PayPal account balance, PayPal Credit account, credit, and debit card or other stored value products. The company was founded in 1998 and is headquartered in San Jose, California. PYPL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PayPal Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36859 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding PayPal Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, PYPL is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PYPL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short PYPL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of PYPL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to PYPL is consistent with the Fund’s investment objective. The impact of PYPL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of PYPL has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of PYPL has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding PayPal Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding PayPal Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PYPL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning PayPal Holdings, Inc. could affect the value of the Fund’s investments with respect to PYPL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PYPL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short PYPL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to PYPL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PYPL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short PYPL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).
Direxion Daily RBLX Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to RBLX, consistent with the Fund’s investment objective.Roblox Corporation engages in the provision of online gaming services. The company was founded in March 2004 and is headquartered in San Mateo, California. RBLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Roblox Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39763 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Roblox Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, RBLX is assigned to the communication services sector and the entertainment industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RBLX that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RBLX exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and the entertainment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of RBLX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to RBLX is consistent with the Fund’s investment objective. The impact of RBLX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of RBLX has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of RBLX has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Roblox Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roblox Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RBLX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roblox Corporation could affect the value of the Fund’s investments with respect to RBLX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RBLX that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RBLX exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to RBLX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RBLX that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RBLX exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and the entertainment industry).
Direxion Daily RDDT Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to RDDT, consistent with the Fund’s investment objective.Reddit, Inc. operates an entertainment, social networking, and news website where registered community members can submit content. The company was founded in 2005 and is headquartered in San Francisco, CA. RDDT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Reddit, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41983 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Reddit, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, RDDT is assigned to the communication services sector and interactive media & services industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RDDT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RDDT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and interactive media & services industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and interactive media & services industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of RDDT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to RDDT is consistent with the Fund’s investment objective. The impact of RDDT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of RDDT has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of RDDT has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Reddit, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Reddit, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RDDT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Reddit, Inc. could affect the value of the Fund’s investments with respect to RDDT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RDDT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RDDT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to RDDT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RDDT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RDDT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and interactive media & services industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the communication services sector and interactive media & services industry).
Direxion Daily RKLB Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to RKLB, consistent with the Fund’s investment objective.Rocket Lab USA, Inc. is an aerospace company, which engages in the development of rocket launch and control systems for the space and defense industries. The company was founded in 2006 and is headquartered in Long Beach, CA. RKLB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Rocket Lab USA, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39560 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Rocket Lab USA, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, RKLB is assigned to the industrials sector and aerospace & defense industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RKLB that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RKLB exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and aerospace & defense industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and aerospace & defense industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of RKLB. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to RKLB is consistent with the Fund’s investment objective. The impact of RKLB’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of RKLB has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of RKLB has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Rocket Lab USA, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Rocket Lab USA, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RKLB have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Rocket Lab USA, Inc. could affect the value of the Fund’s investments with respect to RKLB and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RKLB that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RKLB exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to RKLB, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RKLB that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short RKLB exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and aerospace & defense industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and aerospace & defense industry).
Direxion Daily SBUX Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to SBUX, consistent with the Fund’s investment objective.Starbucks Corporation engages in the production, marketing, and retailing of specialty coffee. The company was founded in 1985, and is headquartered in Seattle, WA. SBUX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Starbucks Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-20322 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Starbucks Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, SBUX is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SBUX that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SBUX exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SBUX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SBUX is consistent with the Fund’s investment objective. The impact of SBUX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SBUX has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SBUX has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Starbucks Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Starbucks Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SBUX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Starbucks Corporation could affect the value of the Fund’s investments with respect to SBUX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SBUX that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SBUX exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to SBUX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SBUX that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SBUX exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).
Direxion Daily SOFI Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to SOFI, consistent with the Fund’s investment objective.SoFi Technologies, Inc. is a financial service platform, which engages in the provision of student loan refinancing options to the private student loan market. It offers home loans, personal loans, and credit cards. The company was founded in 2011 and is headquartered in San Francisco, California. SOFI is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by SoFi Technologies, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39606 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding SoFi Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, SOFI is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SOFI that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SOFI exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SOFI. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SOFI is consistent with the Fund’s investment objective. The impact of SOFI’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SOFI has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SOFI has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding SoFi Technologies, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding SoFi Technologies, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SOFI have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning SoFi Technologies, Inc. could affect the value of the Fund’s investments with respect to SOFI and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SOFI that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SOFI exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to SOFI, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SOFI that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SOFI exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).
Direxion Daily SONY Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to SONY, consistent with the Fund’s investment objective.Sony Group Corporation engages in the development, design, manufacture, and sale of electronic equipment, instruments, devices, game consoles, and software for consumers, professionals and industrial markets. The company was founded in 1946 and is headquartered in Tokyo, Japan. SONY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Sony Group Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06439 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sony Group Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, SONY is assigned to the consumer discretionary sector and household durables industry. SONY is a Japanese-based company and is traded as an American Depositary Receipt ("ADR") in the United States. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SONY that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SONY exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and household durables industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and household durables industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SONY. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SONY is consistent with the Fund’s investment objective. The impact of SONY’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SONY has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SONY has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Sony Group Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Sony Group Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SONY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Sony Group Corporation could affect the value of the Fund’s investments with respect to SONY and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SONY that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SONY exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to SONY, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SONY that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short SONY exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and household durables industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer discretionary sector and household durables industry).
Direxion Daily TGT Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to TGT, consistent with the Fund’s investment objective.Target Corporation engages in the operation and ownership of general merchandise stores. It offers food and general merchandise, clothing and household goods, electronics, and toys. The company was founded in 1902 and is headquartered in Minneapolis, MN. TGT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Target Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-6049 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Target Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, TGT is assigned to the consumer staples sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TGT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TGT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TGT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TGT is consistent with the Fund’s investment objective. The impact of TGT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TGT has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TGT has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Target Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Target Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TGT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Target Corporation could affect the value of the Fund’s investments with respect to TGT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TGT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TGT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to TGT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TGT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TGT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).
Direxion Daily TXN Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to TXN, consistent with the Fund’s investment objective.Texas Instruments Incorporated engages in the design and manufacture of semiconductors. The company was founded in 1930 and is headquartered in Dallas, TX. TXN is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Texas Instrument Incorporated pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-03761 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Texas Instrument Incorporated may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, TXN is assigned to the information technology sector and semiconductor industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TXN that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TXN exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and semiconductor industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TXN. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TXN is consistent with the Fund’s investment objective. The impact of TXN’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TXN has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TXN has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Texas Instruments Incorporated from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Texas Instruments Incorporated is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TXN have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Texas Instruments Incorporated could affect the value of the Fund’s investments with respect to TXN and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TXN that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TXN exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to TXN, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TXN that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short TXN exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and semiconductor industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the information technology sector and semiconductor industry).
Direxion Daily UAL Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to UAL, consistent with the Fund’s investment objective.United Airlines Holdings, Inc. is a holding company, which engages in the provision of transportation services. It operates through the following geographical segments: Domestic, Atlantic, Pacific, and Latin America. The company was founded in 1968 and is headquartered in Chicago, IL. UAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by United Airlines Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06033 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding United Airlines Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, UAL is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and airlines industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of UAL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to UAL is consistent with the Fund’s investment objective. The impact of UAL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of UAL has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of UAL has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding United Airlines Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding United Airlines Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning United Airlines Holdings, Inc. could affect the value of the Fund’s investments with respect to UAL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to UAL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UAL that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UAL exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and airlines industry).
Direxion Daily UBER Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to UBER, consistent with the Fund’s investment objective.Uber Technologies, Inc. is a technology platform, which engages in the development and operation of technology applications, networks, and product to power movement from point A to point B. The firm offers ride services and merchants delivery service in 2009 and is headquartered in San Francisco, California. UBER is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Broadcom Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38902 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Uber Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, UBER is assigned to the industrials sector and transportation industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UBER that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UBER exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the transportation industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and the transportation industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of UBER. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to UBER is consistent with the Fund’s investment objective. The impact of UBER’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of UBER has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of UBER has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Uber Technologies Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Uber Technologies Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UBER have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Uber Technologies Inc. could affect the value of the Fund’s investments with respect to UBER and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UBER that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UBER exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to UBER, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UBER that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UBER exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the transportation industry (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the industrials sector and the transportation industry).
Direxion Daily UNH Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to UNH, consistent with the Fund’s investment objective.UnitedHealth Group Incorporated engages in the provision of health care coverage, software, and data consultancy services. The company was founded in 1977 and is headquartered in Eden Prairie, MN. UNH is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by UnitedHealth Group Incorporated pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10864 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding UnitedHealth Group Incorporated may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, UNH is assigned to the healthcare sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UNH that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UNH exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the healthcare sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the healthcare sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of UNH. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to UNH is consistent with the Fund’s investment objective. The impact of UNH’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of UNH has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of UNH has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding UnitedHealth Group Incorporated from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding UnitedHealth Group Incorporated is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UNH have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning UnitedHealth Group Incorporated could affect the value of the Fund’s investments with respect to UNH and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UNH that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UNH exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to UNH, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UNH that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short UNH exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the healthcare sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the healthcare sector).
Direxion Daily V Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to V, consistent with the Fund’s investment objective.Visa Inc. is a financial services company in business since 1958. Visa Inc. is focused on facilitating global commerce and money movement across more than 200 countries and territories among a global set of consumers, merchants, financial institutions and government entities through innovative technologies. V is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Visa Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-33977 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Visa Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, V is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in V that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short V exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of V. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to V is consistent with the Fund’s investment objective. The impact of V’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of V has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of V has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Visa Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Visa Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of V have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Visa Inc. could affect the value of the Fund’s investments with respect to V and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in V that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short V exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to V, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in V that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short V exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).
Direxion Daily WMT Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to WMT, consistent with the Fund’s investment objective.Walmart Inc. engages in the retail and wholesale business. The company was founded in 1962 and is headquartered in Bentonville, AR. WMT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Walmart Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06991 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Walmart Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, WMT is assigned to the consumer staples sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WMT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short WMT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of WMT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to WMT is consistent with the Fund’s investment objective. The impact of WMT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of WMT has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of WMT has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Walmart Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Walmart Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WMT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Walmart Inc. could affect the value of the Fund’s investments with respect to WMT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WMT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short WMT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to WMT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WMT that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short WMT exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the consumer staples sector).
Direxion Daily XYZ Bear 1X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to XYZ, consistent with the Fund’s investment objective.Block, Inc. engages in creating ecosystems for distinct customer audiences. It operates through the Square and Cash App segments. The Square segment provides businesses the ability to accept card payments. The Cash App segment offers an ecosystem of financial products and services to help consumers manage their money. The company was founded in February 2009 and is headquartered in Oakland, California. XYZ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Block, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37622 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Block, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, XYZ is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in XYZ that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short XYZ exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of XYZ. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to XYZ is consistent with the Fund’s investment objective. The impact of XYZ’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of XYZ has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of XYZ has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Block, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Block, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of XYZ have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Block, Inc. could affect the value of the Fund’s investments with respect to XYZ and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance decreases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in XYZ that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short XYZ exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in financial instruments, including swap agreements and options, that, in combination, provide 1X daily inverse (opposite) or short exposure to XYZ, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in XYZ that is equal, on a daily basis, to -100% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain short XYZ exposure for the Fund equal to -100% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide inverse exposure in the financials sector).
Direxion Daily Communication Services Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Communication Services (Sector) Index, which includes U.S.-listed companies in the communication services industry as classified by Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Communication Services (Sector) Index, based on each security’s floating market capitalization The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Direxion Daily Communication Services Top 5 Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Communication Services (Sector) Index, which includes U.S.-listed companies in the communication services industry as classified by Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Communication Services (Sector) Index, based on each security’s floating market capitalization The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily Consumer Staples Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Consumer Staples (Sector) Index, which includes U.S.-listed companies in the consumer staples sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Consumer Staples (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Direxion Daily Consumer Staples Top 5 Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Consumer Staples (Sector) Index, which includes U.S.-listed companies in the consumer staples sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Consumer Staples (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily Gold Miners Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs")
that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
Direxion Daily Healthcare Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Health Care (Sector) Index, which includes U.S.-listed companies in the healthcare sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Health Care (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
Direxion Daily Healthcare Top 5 Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Health Care (Sector) Index, which includes U.S.-listed companies in the healthcare sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Health Care (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily Industrials Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Industrials (Sector) Index, which includes U.S.-listed companies in the industrials sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Industrials (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Direxion Daily Industrials Top 5 Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Industrials (Sector) Index, which includes U.S.-listed companies in the industrials sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Industrials (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily Materials Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Materials (Sector) Index, which includes U.S.-listed companies in the materials sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Materials (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
Direxion Daily Materials Top 5 Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Materials (Sector) Index, which includes U.S.-listed companies in the materials sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Materials (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily Real Estate Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Real Estate (Sector) Index, which includes U.S.-listed companies in the real estate sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Real Estate (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Direxion Daily Real Estate Top 5 Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Real Estate (Sector) Index, which includes U.S.-listed companies in the real estate sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Real Estate (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily Utilities Top 5 Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Utilities (Sector) Index, which includes U.S.-listed companies in the utilities sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Utilities (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Direxion Daily Utilities Top 5 Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index consists of the top five securities in the S&P 500 Utilities (Sector) Index, which includes U.S.-listed companies in the utilities sector as classified by the Global Industry Classification Standards (GICS). S&P Dow Jones Indices (the “Index Provider”) selects the top five securities of the S&P 500 Utilities (Sector) Index based on each security’s floating market capitalization. The Index is equal weighted, meaning that at each rebalancing of the Index, the same exposure is provided to each security included in the Index. The Index is rebalanced quarterly and reconstituted annually. The Index has not yet commenced operations as of the date of this Prospectus.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Direxion Daily Next Gen Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed by Solactive AG (the "Index Provider") to represent the securities of the next generation of U.S. companies that utilize quantum technology to improve the provision of their products and/or services. Quantum technology is a class of technology that use the principles of quantum mechanics (the physics of sub-atomic particles) to make advances in computing and other processes. The Index is a rules-based index and includes U.S.-listed securities of companies in the following quantum technology segments (each, a “Quantum Technology Segment”): ●Quantum Computing Infrastructure and Hardware: This segment encompasses companies that develop and provide the essential physical components, systems, and comprehensive environments necessary for quantum computing, including both hardware and infrastructure services. ●Quantum AI and Machine Learning: This segment focuses on companies that integrate artificial intelligence and machine learning with quantum computing to enhance problem-solving and algorithm efficiency. ●Quantum Software and Applications: Within this segment, companies are dedicated to create software tools and applications to operate quantum computers and utilize their computational power for various specialized tasks. ●Quantum AI and Cryptography: This segment addresses companies that develop quantum-based security mechanisms and engage in advanced research and development to push the boundaries of quantum technologies. To be selected for inclusion in the Index, a security must have a free float market capitalization of at least $100 million (or at least $90 billion for current constituents) and a minimum average daily traded value of at least $1 million over 1 month and over 6 months (or at least $900,000 for current constituents). To identify companies that use quantum technology, the Index Provider uses ARTIS®, its proprietary natural language processing algorithm, to identify into which Quantum Technology Segment(s) a company falls. ARTIS uses keywords to review large volumes of publicly available data, such as company annual reports, published business descriptions, and financial news reports, which the Index Provider believes will identify and classify companies as quantum technology companies, and then ranks the companies based on the number of keyword “hits” in the company’s data. The ARTIS classification system is different than traditional classification systems because it utilizes natural language processing, such as keyword searching, whereas traditional classifications system utilize backward looking metrics, such as a company’s past profits or revenue, to determine the classification of a company. ARTIS produces a score for each company that reflects the company's exposure to quantum technology and considers each Quantum Technology Segment to which a company belongs. Each company is then ranked by its score, and the top 20 companies are selected for inclusion in the Index. The Index is rebalanced semi-annually. As of January 30, 2026, the Index included 20 constituents and were concentrated in the information technology sector with exposure to quantum technology.The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in financial instruments, securities of the Index, and exchange-traded funds ("ETFs") that track the Index, that, in combination, provide 2X daily leveraged exposure to the Index, consistent with the Fund's investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically leveraged investment results.The Fund may invest in the securities of the Index, a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index, an ETF that tracks the Index or a substantially similar index, and derivatives, such as swaps or futures on the Index or on an ETF that tracks the same Index or a substantially similar index, that provide leveraged exposure to the above. The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities or industries may be different from that of the Index. In addition, the Fund may invest directly or indirectly in securities not included in the Index. In all cases, the investments would be designed to help the Fund obtain exposure to the Index to achieve its leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e., investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance increases over a period longer than a single day.
Direxion Daily Next Gen Bear 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Index is designed by Solactive AG (the "Index Provider") to represent the securities of the next generation of U.S. companies that utilize quantum technology to improve the provision of their products and/or services. Quantum technology is a class of technology that use the principles of quantum mechanics (the physics of sub-atomic particles) to make advances in computing and other processes. The Index is a rules-based index and includes U.S.-listed securities of companies in the following quantum technology segments (each, a “Quantum Technology Segment”): ●Quantum Computing Infrastructure and Hardware: This segment encompasses companies that develop and provide the essential physical components, systems, and comprehensive environments necessary for quantum computing, including both hardware and infrastructure services. ●Quantum AI and Machine Learning: This segment focuses on companies that integrate artificial intelligence and machine learning with quantum computing to enhance problem-solving and algorithm efficiency. ●Quantum Software and Applications: Within this segment, companies are dedicated to create software tools and applications to operate quantum computers and utilize their computational power for various specialized tasks. ●Quantum AI and Cryptography: This segment addresses companies that develop quantum-based security mechanisms and engage in advanced research and development to push the boundaries of quantum technologies. To be selected for inclusion in the Index, a security must have a free float market capitalization of at least $100 million (or at least $90 billion for current constituents) and a minimum average daily traded value of at least $1 million over 1 month and over 6 months (or at least $900,000 for current constituents). To identify companies that use quantum technology, the Index Provider uses ARTIS®, its proprietary natural language processing algorithm, to identify into which Quantum Technology Segment(s) a company falls. ARTIS uses keywords to review large volumes of publicly available data, such as company annual reports, published business descriptions, and financial news reports, which the Index Provider believes will identify and classify companies as quantum technology companies, and then ranks the companies based on the number of keyword “hits” in the company’s data. The ARTIS classification system is different than traditional classification systems because it utilizes natural language processing, such as keyword searching, whereas traditional classifications system utilize backward looking metrics, such as a company’s past profits or revenue, to determine the classification of a company. ARTIS produces a score for each company that reflects the company's exposure to quantum technology and considers each Quantum Technology Segment to which a company belongs. Each company is then ranked by its score, and the top 20 companies are selected for inclusion in the Index. The Index is rebalanced semi-annually. As of January 30, 2026, the Index included 20 constituents and were concentrated in the information technology sector with exposure to quantum technology.The Fund, under normal circumstances, invests at least 80% of the Fund’s net assets (plus borrowing for investment purposes) in financial instruments, including swap agreements, futures contracts, or short positions, that, in combination, provide 2X daily inverse (opposite) or short exposure to the Index or to exchange-traded funds ("ETFs") that track the Index, consistent with the Fund’s investment objective. The financial instruments in which the Fund most commonly invests are swap agreements and futures agreements which are intended to produce economically inverse leveraged investment results.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated. The Fund may also gain inverse leveraged exposure by investing in a combination of financial instruments, such as swap agreements or futures agreements that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse leveraged exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings (i.e. investment grade or higher), and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund seeks to remain fully invested at all times consistent with its stated inverse leveraged investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index. In all cases, the investments would be designed to help the Fund track the Index as it seeks to achieve its inverse leveraged investment objective. The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty rebalances the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse leveraged investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index’s performance decreases over a period longer than a single day.
Strategy Portfolio Concentration [Text]	The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.
Direxion Daily S&P Top 20 US Stocks Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of TOPT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to TOPT, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.TOPT seeks to track the investment results of the S&P 500 Top 20 Select Index (the “S&P Index”), which measures the performance of the 20 largest U.S. companies by float-adjusted market capitalization within the S&P 500® as determined by S&P Dow Jones Indices LLC. The securities in the S&P Index are weighted based on the float-adjusted market value of their outstanding shares subject to capping. For capping purposes, the S&P Index will be rebalanced on a quarterly basis. At each quarterly rebalance in March, June, September, and December, the weight of any single issuer will not exceed 22.5% of the S&P Index; and the aggregate weight of issuers with individual weights exceeding 4.5% will not exceed 48% of the S&P Index. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. TOPT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by iShares Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-92935 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TOPT may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TOPT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain TOPT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TOPT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TOPT is consistent with the Fund’s investment objective. The impact of TOPT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TOPT has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TOPT has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding iShares Top 20 U.S. Stocks ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding iShares Top 20 U.S. Stocks ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TOPT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning iShares Top 20 U.S. Stocks ETF could affect the value of the Fund’s investments with respect to TOPT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TOPT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain TOPT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of TOPT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to TOPT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TOPT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain TOPT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector).
Direxion Daily Qs Top 30 Stocks Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of QTOP and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to QTOP, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.QTOP seeks to track the investment results of the Nasdaq-100 Top 30 Index (the “Nasdaq Index”), which measures the performance of securities of the 30 largest domestic and international non-financial companies listed on Nasdaq (on the Nasdaq Global Select Market or the Nasdaq Global Market) based on market capitalization, as determined by Nasdaq, Inc. The Nasdaq Index is a subset of the Nasdaq-100 Index. The securities in the Nasdaq Index are weighted based on the market value of their outstanding shares subject to capping. The Nasdaq Index is reconstituted and rebalanced quarterly in March, June, September, and December. For capping purposes, at each quarterly rebalance, the weight of any single issuer will not exceed 22.5% of the Nasdaq Index; and the aggregate weight of issuers with individual weights exceeding 4.5% will not exceed 48% of the Nasdaq Index. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions, or other events that change the index composition. QTOP is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by iShares Trust pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 333-92935 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding QTOP may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain QTOP exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of QTOP. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to QTOP is consistent with the Fund’s investment objective. The impact of QTOP’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of QTOP has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of QTOP has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (excluding the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding iShares Nasdaq Top 30 ETF from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding iShares Nasdaq Top 30 ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of QTOP have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning iShares Nasdaq Top 30 ETF could affect the value of the Fund’s investments with respect to QTOP and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying ETF over the same period. The Fund will lose money if the underlying ETF performance is flat over time, and as a result of daily rebalancing, the underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying ETF’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain QTOP exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of QTOP and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to QTOP, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in QTOP that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain QTOP exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector).
Direxion Daily AAL Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of AAL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to AAL, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.American Airlines Group Inc. is a major airline in the United States headquartered in Fort Worth, Texas. AAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by American Airlines Group Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-8400 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding American Airlines Group Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, AAL is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain AAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the airline industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and the airline industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of AAL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to AAL is consistent with the Fund’s investment objective. The impact of AAL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of AAL has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of AAL has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding American Airlines Group Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding American Airlines Group Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of AAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning American Airlines Group Inc. could affect the value of the Fund’s investments with respect to AAL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain AAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of AAL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to AAL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in AAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain AAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the airline industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and the airline industry).
Direxion Daily ABNB Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of ABNB and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to ABNB, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Airbnb, Inc. engages in the management and operation of an online marketplace. Its marketplace model connects hosts and guests online or through mobile devices to book spaces. The company was founded in 2007 and is headquartered in San Francisco, CA.. ABNB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Airbnb, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39778 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Airbnb, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, ABNB is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ABNB that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ABNB exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of ABNB. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to ABNB is consistent with the Fund’s investment objective. The impact of ABNB’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of ABNB has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of ABNB has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Airbnb, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Airbnb, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of ABNB have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Airbnb, Inc. could affect the value of the Fund’s investments with respect to ABNB and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ABNB that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ABNB exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of ABNB and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to ABNB, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in ABNB that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain ABNB exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).
Direxion Daily CAT Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CAT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CAT, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Caterpillar Inc. is a construction, mining and other engineering equipment manufacturer founded in 1925. Caterpillar Inc. does business on every continent, principally operating through three primary segments – Construction Industries, Resource Industries and Energy & Transportation – and providing financing and related services through their Financial Products segment. CAT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Caterpillar Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-768 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Caterpillar Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CAT is assigned to the industrials sector and the machinery industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CAT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CAT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and machinery industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and machinery industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CAT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CAT is consistent with the Fund’s investment objective. The impact of CAT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CAT has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CAT has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Caterpillar Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Caterpillar Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CAT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Caterpillar Inc. could affect the value of the Fund’s investments with respect to CAT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CAT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CAT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CAT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CAT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CAT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CAT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and machinery industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and machinery industry).
Direxion Daily CCL Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CCL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CCL, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Carnival Corporation engages in the operation of cruise ships globally. CCL was founded in 1972 and is headquartered in Miami, Florida. CCL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Carnival Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-9610 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Carnival Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CCL is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CCL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CCL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotel, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotel, restaurants & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CCL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CCL is consistent with the Fund’s investment objective. The impact of CCL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CCL has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CCL has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Carnival Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Carnival Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CCL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Carnival Corporation could affect the value of the Fund’s investments with respect to CCL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CCL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CCL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CCL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CCL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CCL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CCL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotel, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotel, restaurants & leisure industry).
Direxion Daily CMG Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CMG and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CMG, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Chipotle Mexican Grill, Inc. is a quick service restaurant first opened in Denver, CO in 1993. Chipotle Mexican Grill, Inc. features a relevant menu of burritos, burrito bowls, quesadillas, tacos, and salads. CMG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Chipotle Mexican Grill, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-32731 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Chipotle Mexican Grill, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CMG is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CMG that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CMG exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CMG. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CMG is consistent with the Fund’s investment objective. The impact of CMG’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CMG has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CMG has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Chipotle Mexican Grill, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Chipotle Mexican Grill, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CMG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Chipotle Mexican Grill, Inc. could affect the value of the Fund’s investments with respect to CMG and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CMG that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CMG exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CMG and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CMG, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CMG that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CMG exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).
Direxion Daily COST Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of COST and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to COST, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Costco Wholesale Corporation engages in the provision of operation of membership warehouses through wholly owned subsidiaries. It operates through the following geographical segments: United States, Canada, and Other International Operations. The company was founded in 1983 and is headquartered in Issaquah, Washington. COST is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Costco Wholesale Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-20355 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Costco Wholesale Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, COST is assigned to the consumer staples sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COST that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain COST exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of COST. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to COST is consistent with the Fund’s investment objective. The impact of COST’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of COST has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of COST has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Costco Wholesale Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Costco Wholesale Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of COST have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Costco Wholesale Corporation could affect the value of the Fund’s investments with respect to COST and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COST that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain COST exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of COST and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to COST, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in COST that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain COST exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples sector).
Direxion Daily CRM Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CRM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CRM, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Salesforce, Inc. engages in the design and development of cloud-based enterprise software for customer relationship management. The company was founded in 1999 and is headquartered in San Francisco, CA. CRM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Salesforce, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-32224 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Salesforce, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, CRM is assigned to the information technology sector and the software industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the software industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of CRM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to CRM is consistent with the Fund’s investment objective. The impact of CRM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of CRM has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of CRM has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Salesforce, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Salesforce, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of CRM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Salesforce, Inc. could affect the value of the Fund’s investments with respect to CRM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of CRM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to CRM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in CRM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain CRM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the software industry).
Direxion Daily DAL Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DAL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DAL, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Delta Air Lines, Inc. engages in the provision of scheduled air transportation for passengers and cargo. It operates through the Airline and Refinery segments. The company was founded in 1928 and is headquartered in Atlanta, GA. DAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Delta Air Lines, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-05424 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Delta Air Lines, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, DAL is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and airlines industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DAL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DAL is consistent with the Fund’s investment objective. The impact of DAL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DAL has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DAL has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Delta Air Lines, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Delta Air Lines, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Delta Air Lines, Inc. could affect the value of the Fund’s investments with respect to DAL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DAL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DAL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and airlines industry).
Direxion Daily DIS Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DIS and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DIS, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.The Walt Disney Company engages in the business of international family entertainment and media enterprise. It owns and operates television and radio production, distribution and broadcasting stations, direct-to-consumer services, amusement parks, and hotels. It operates through the following business segments: Disney Entertainment, ESPN, and Disney Parks, Experiences, and Products. The company was founded in 1923 and is headquartered in Burbank, California. DIS is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by The Walt Disney Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38842 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding The Walt Disney Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, DIS is assigned to the communication services sector and the entertainment industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DIS exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector and the entertainment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DIS. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DIS is consistent with the Fund’s investment objective. The impact of DIS’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DIS has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DIS has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding The Walt Disney Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding The Walt Disney Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DIS have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning The Walt Disney Company could affect the value of the Fund’s investments with respect to DIS and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DIS exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DIS and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DIS, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DIS that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DIS exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector and the entertainment industry).
Direxion Daily DKNG Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DKNG and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DKNG, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.DraftKings, Inc. is a digital sports entertainment and gaming company, which engages in the provision of online sports betting, online casino, daily fantasy sports product offerings, DraftKings Marketplace, retail sportsbook, media, and other consumer product offerings. The company was founded in 2011 and is headquartered in Boston, Massachusetts. DKNG is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by DraftKings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41379 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding DraftKings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, DKNG is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DKNG that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DKNG exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of DKNG. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to DKNG is consistent with the Fund’s investment objective. The impact of DKNG’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of DKNG has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of DKNG has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding DraftKings Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding DraftKings Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of DKNG have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning DraftKings Inc. could affect the value of the Fund’s investments with respect to DKNG and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DKNG that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DKNG exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of DKNG and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to DKNG, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in DKNG that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain DKNG exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants, & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants, & leisure industry).
Direxion Daily GM Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of GM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to GM, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.General Motors Company engages in the designing, manufacturing, and selling of trucks, crossovers, cars, and automobile parts, and in providing software-enabled services and subscriptions. The company was founded in 1908 and is headquartered in Detroit, MI. GM is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by General Motors Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34960 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding General Motors Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, GM is assigned to the consumer discretionary sector and automobiles industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and automobiles industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and automobiles industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of GM. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to GM is consistent with the Fund’s investment objective. The impact of GM’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of GM has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of GM has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding General Motors Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding General Motors Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of GM have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning General Motors Company could affect the value of the Fund’s investments with respect to GM and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of GM and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to GM, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in GM that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain GM exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and automobiles industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and automobiles industry).
Direxion Daily KO Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of KO and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to KO, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.The Coca-Cola Company engages in the manufacturing and marketing of non-alcoholic beverages. It operates through the following segments: Europe, Middle East and Africa, Latin America, North America, Asia Pacific, Global Ventures, and Bottling Investments. The company was founded in 1886 and is headquartered in Atlanta, Georgia. KO is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by The Coca-Cola Company pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-02217 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding The Coca-Cola Company may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, KO is assigned to the consumer staples sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in KO that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain KO exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of KO. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to KO is consistent with the Fund’s investment objective. The impact of KO’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of KO has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of KO has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding The Coca-Cola Company from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding The Coca-Cola Company is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of KO have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning The Coca-Cola Company could affect the value of the Fund’s investments with respect to KO and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in KO that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain KO exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of KO and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to KO, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in KO that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain KO exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples industry).
Direxion Daily LCID Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of LCID and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to LCID, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Lucid Group, Inc. manufactures electric vehicles. It designs, develops, and builds energy storage systems for electric vehicles and supplies automakers with the battery pack system needed to power hybrid, plug-in, and electric vehicles. The company was founded in December 2007 and is headquartered in Newark, California. LCID is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Lucid Group, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39408 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Lucid Group, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, LCID is assigned to the consumer discretionary sector and automotive industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LCID that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LCID exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the automotive industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the automotive industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of LCID. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to LCID is consistent with the Fund’s investment objective. The impact of LCID’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of LCID has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of LCID has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Lucid Group, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Lucid Group, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LCID have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Lucid Group, Inc. could affect the value of the Fund’s investments with respect to LCID and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LCID that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LCID exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of LCID and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to LCID, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LCID that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LCID exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the automotive industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the automotive industry).
Direxion Daily LUV Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of LUV and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to LUV, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Southwest Airlines Co. engages in the operation and management of a passenger airline. The company was founded in1967 and is headquartered in Dallas, TX. LUV is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Southwest Airlines Co. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-7259 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Southwest Airlines Co. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, LUV is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LUV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LUV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and airlines industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of LUV. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to LUV is consistent with the Fund’s investment objective. The impact of LUV’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of LUV has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of LUV has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Southwest Airlines Co. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Southwest Airlines Co. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of LUV have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Southwest Airlines Co. could affect the value of the Fund’s investments with respect to LUV and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LUV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LUV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of LUV and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to LUV, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in LUV that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain LUV exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and airlines industry).
Direxion Daily MARA Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of MARA and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to MARA, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.MARA Holdings, Inc. is a digital asset technology company, which engages in mining cryptocurrencies with a focus on the Bitcoin ecosystem. It also deals with owning and operating bitcoin mining facilities or data centers, selling proprietary software or technology to third parties operating in the Bitcoin ecosystem, offering advisory and consulting services to support Bitcoin mining ventures in domestic and international jurisdictions, and generating electricity from renewable energy resources or methane gas capture to power Bitcoin mining projects. The company was founded in 2010 and is headquartered in Fort Lauderdale, Florida. MARA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by MARA Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36555 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding MARA Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, MARA is assigned to the information technology sector and the software industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MARA that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain MARA exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the software industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of MARA. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to MARA is consistent with the Fund’s investment objective. The impact of MARA’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of MARA has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of MARA has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding MARA Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding MARA Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of MARA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning MARA Holdings, Inc. could affect the value of the Fund’s investments with respect to MARA and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MARA that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain MARA exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of MARA and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to MARA, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in MARA that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain MARA exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the information technology sector and the software industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the information technology sector and the software industry).
Direxion Daily NKE Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of NKE and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to NKE, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.NIKE, Inc. engages in the design, development, marketing, and sale of athletic footwear, apparel, accessories, equipment, and services. The company was founded in 1964 and is headquartered in Beaverton, OR. NKE is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NIKE, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-10635 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NIKE, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, NKE is assigned to the consumer discretionary sector and textiles, apparel & luxury goods industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NKE that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NKE exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and textiles, apparel & luxury goods industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and textiles, apparel & luxury goods industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of NKE. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to NKE is consistent with the Fund’s investment objective. The impact of NKE’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of NKE has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of NKE has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding NIKE, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding NIKE, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NKE have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning NIKE, Inc. could affect the value of the Fund’s investments with respect to NKE and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NKE that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NKE exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of NKE and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to NKE, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in NKE that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain NKE exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and textiles, apparel & luxury goods industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and textiles, apparel & luxury goods industry).
Direxion Daily O Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of O and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to O, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Realty Income Corporation is a real estate company, which engages in generating dependable monthly cash dividends from a consistent and predictable level of cash flow from operations. The company was founded in 1969 and is headquartered in San Diego, California. O is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Realty Income Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-13374 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Realty Income Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, O is assigned to the real estate sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in O that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain O exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the real estate sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the real estate sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of O. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to O is consistent with the Fund’s investment objective. The impact of O’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of O has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of O has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Realty Income Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Realty Income Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of O have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Realty Income Corporation could affect the value of the Fund’s investments with respect to O and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in O that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain O exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of O and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to O, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in O that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain O exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the real estate sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the real estate sector).
Direxion Daily PDD Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of PDD and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to PDD, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.PDD Holdings, Inc. is a multinational commerce group that owns and operates a portfolio of businesses. The Company was founded in 2015 and is headquartered in Dublin, Ireland. PDD is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PDD Holdings Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38591 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding PDD Holdings Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, PDD is assigned to the consumer discretionary sector and retail industry. PDD is a Chinese-based company and is traded as an American Depositary Receipt ("ADR") in the United States. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PDD that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain PDD exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and retail industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and retail industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of PDD. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to PDD is consistent with the Fund’s investment objective. The impact of PDD’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of PDD has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of PDD has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding PDD Holdings Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding PDD Holdings Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of PDD have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning PDD Holdings Inc. could affect the value of the Fund’s investments with respect to PDD and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PDD that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain PDD exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of PDD and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to PDD, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in PDD that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain PDD exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and retail industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and retail industry).
Direxion Daily RBLX Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of RBLX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to RBLX, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Roblox Corporation engages in the provision of online gaming services. The company was founded in March 2004 and is headquartered in San Mateo, California. RBLX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Roblox Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39763 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Roblox Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, RBLX is assigned to the communication services sector and the entertainment industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RBLX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RBLX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector and the entertainment industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of RBLX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to RBLX is consistent with the Fund’s investment objective. The impact of RBLX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of RBLX has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of RBLX has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Roblox Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Roblox Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RBLX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Roblox Corporation could affect the value of the Fund’s investments with respect to RBLX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RBLX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RBLX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of RBLX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to RBLX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RBLX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RBLX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and the entertainment industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector and the entertainment industry).
Direxion Daily RDDT Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of RDDT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to RDDT, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Reddit, Inc. operates an entertainment, social networking, and news website where registered community members can submit content. The company was founded in 2005 and is headquartered in San Francisco, CA. RDDT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Reddit, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-41983 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Reddit, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, RDDT is assigned to the communication services sector and interactive media & services industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RDDT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RDDT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and interactive media & services industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector and interactive media & services industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of RDDT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to RDDT is consistent with the Fund’s investment objective. The impact of RDDT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of RDDT has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of RDDT has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Reddit, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Reddit, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RDDT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Reddit, Inc. could affect the value of the Fund’s investments with respect to RDDT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RDDT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RDDT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of RDDT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to RDDT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RDDT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RDDT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the communication services sector and interactive media & services industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the communication services sector and interactive media & services industry).
Direxion Daily RKLB Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of RKLB and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to RKLB, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Rocket Lab USA, Inc. is an aerospace company, which engages in the development of rocket launch and control systems for the space and defense industries. The company was founded in 2006 and is headquartered in Long Beach, CA. RKLB is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Rocket Lab USA, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39560 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Rocket Lab USA, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, RKLB is assigned to the industrials sector and aerospace & defense industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RKLB that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RKLB exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and aerospace & defense industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and aerospace & defense industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of RKLB. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to RKLB is consistent with the Fund’s investment objective. The impact of RKLB’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of RKLB has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of RKLB has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Rocket Lab USA, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Rocket Lab USA, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of RKLB have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Rocket Lab USA, Inc. could affect the value of the Fund’s investments with respect to RKLB and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RKLB that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RKLB exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of RKLB and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to RKLB, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in RKLB that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain RKLB exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and aerospace & defense industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and aerospace & defense industry).
Direxion Daily SBUX Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SBUX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SBUX, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Starbucks Corporation engages in the production, marketing, and retailing of specialty coffee. The company was founded in 1985, and is headquartered in Seattle, WA. SBUX is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Starbucks Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-20322 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Starbucks Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, SBUX is assigned to the consumer discretionary sector and the hotels, restaurants & leisure industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SBUX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SBUX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SBUX. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SBUX is consistent with the Fund’s investment objective. The impact of SBUX’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SBUX has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SBUX has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Starbucks Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Starbucks Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SBUX have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Starbucks Corporation could affect the value of the Fund’s investments with respect to SBUX and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SBUX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SBUX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SBUX and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SBUX, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SBUX that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SBUX exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and the hotels, restaurants & leisure industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and the hotels, restaurants & leisure industry).
Direxion Daily SONY Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SONY and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SONY, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Sony Group Corporation engages in the development, design, manufacture, and sale of electronic equipment, instruments, devices, game consoles, and software for consumers, professionals and industrial markets. The company was founded in 1946 and is headquartered in Tokyo, Japan. SONY is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Sony Group Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06439 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Sony Group Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, SONY is assigned to the consumer discretionary sector and household durables industry. SONY is a Japanese-based company and is traded as an American Depositary Share ("ADR") in the United States. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SONY that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SONY exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and household durables industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and household durables industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of SONY. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to SONY is consistent with the Fund’s investment objective. The impact of SONY’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of SONY has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of SONY has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Sony Group Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Sony Group Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of SONY have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Sony Group Corporation could affect the value of the Fund’s investments with respect to SONY and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SONY that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SONY exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of SONY and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to SONY, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in SONY that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain SONY exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer discretionary sector and household durables industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer discretionary sector and household durables industry).
Direxion Daily TGT Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of TGT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to TGT, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Target Corporation engages in the operation and ownership of general merchandise stores. It offers food and general merchandise, clothing and household goods, electronics, and toys. The company was founded in 1902 and is headquartered in Minneapolis, MN. TGT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Target Corporation pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-6049 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Target Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, TGT is assigned to the consumer staples sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TGT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain TGT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of TGT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to TGT is consistent with the Fund’s investment objective. The impact of TGT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of TGT has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of TGT has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Target Corporation from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Target Corporation is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TGT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Target Corporation could affect the value of the Fund’s investments with respect to TGT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TGT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain TGT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of TGT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to TGT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in TGT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain TGT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples sector).
Direxion Daily UAL Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of UAL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to UAL, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.United Airlines Holdings, Inc. is a holding company, which engages in the provision of transportation services. It operates through the following geographical segments: Domestic, Atlantic, Pacific, and Latin America. The company was founded in 1968 and is headquartered in Chicago, IL. UAL is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by United Airlines Holdings, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06033 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding United Airlines Holdings, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, UAL is assigned to the industrials sector and airline industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain UAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and airlines industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of UAL. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to UAL is consistent with the Fund’s investment objective. The impact of UAL’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of UAL has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of UAL has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding United Airlines Holdings, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding United Airlines Holdings, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UAL have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning United Airlines Holdings, Inc. could affect the value of the Fund’s investments with respect to UAL and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain UAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of UAL and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to UAL, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UAL that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain UAL exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and airlines industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and airlines industry).
Direxion Daily UBER Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of UBER and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to UBER, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Uber Technologies, Inc. is a technology platform, which engages in the development and operation of technology applications, networks, and product to power movement from point A to point B. The firm offers ride services and merchants delivery service in 2009 and is headquartered in San Francisco, California. UBER is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Broadcom Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38902 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Uber Technologies, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, UBER is assigned to the industrials sector and transportation industry. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UBER that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain UBER exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the transportation industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and the transportation industry).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of UBER. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to UBER is consistent with the Fund’s investment objective. The impact of UBER’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of UBER has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of UBER has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Uber Technologies Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Uber Technologies Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of UBER have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Uber Technologies Inc. could affect the value of the Fund’s investments with respect to UBER and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UBER that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain UBER exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of UBER and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to UBER, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in UBER that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain UBER exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the industrials sector and the transportation industry (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the industrials sector and the transportation industry).
Direxion Daily V Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of V and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to V, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Visa Inc. is a financial services company in business since 1958. Visa Inc. is focused on facilitating global commerce and money movement across more than 200 countries and territories among a global set of consumers, merchants, financial institutions and government entities through innovative technologies. V is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Visa Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-33977 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Visa Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, V is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in V that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain V exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of V. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to V is consistent with the Fund’s investment objective. The impact of V’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of V has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of V has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Visa Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Visa Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of V have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Visa Inc. could affect the value of the Fund’s investments with respect to V and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in V that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain V exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of V and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to V, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in V that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain V exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the financials sector).
Direxion Daily WMT Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of WMT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to WMT, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Walmart Inc. engages in the retail and wholesale business. The company was founded in 1962 and is headquartered in Bentonville, AR. WMT is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Walmart Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-06991 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Walmart Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, WMT is assigned to the consumer staples sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WMT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WMT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of WMT. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to WMT is consistent with the Fund’s investment objective. The impact of WMT’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of WMT has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of WMT has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received). The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Walmart Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Walmart Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of WMT have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Walmart Inc. could affect the value of the Fund’s investments with respect to WMT and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WMT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WMT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of WMT and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to WMT, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in WMT that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain WMT exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the consumer staples sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the consumer staples sector).
Direxion Daily XYZ Bull 2X ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of XYZ and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to XYZ, consistent with the Fund’s investment objective. The financial instrument in which the Fund most commonly invests is swap agreements, which are intended to produce economically leveraged investment results.Block, Inc. engages in creating ecosystems for distinct customer audiences. It operates through the Square and Cash App segments. The Square segment provides businesses the ability to accept card payments. The Cash App segment offers an ecosystem of financial products and services to help consumers manage their money. The company was founded in February 2009 and is headquartered in Oakland, California. XYZ is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Block, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37622 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Block, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of January 31, 2026, XYZ is assigned to the financials sector. The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in XYZ that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain XYZ exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the financials sector).The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of XYZ. At the close of the markets each trading day, the Adviser rebalances the Fund’s portfolio so that its exposure to XYZ is consistent with the Fund’s investment objective. The impact of XYZ’s price movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the price of XYZ has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the price of XYZ has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This daily rebalancing typically results in high portfolio turnover. In addition, on a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality (investment grade) credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality (investment grade) credit profiles, including U.S. government securities and repurchase agreements. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is “non-diversified,” under the Investment Company Act of 1940, as amended. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. The Fund has derived all disclosures contained in this document regarding Block, Inc. from the publicly available documents described above. Neither the Fund, the Trust, the Adviser nor any affiliate has participated in the preparation of such documents. Neither the Fund, the Trust, the Adviser nor any affiliate makes any representation that such publicly available documents or any other publicly available information regarding Block, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date of the prospectus (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of XYZ have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of, or failure to disclose, material future events concerning Block, Inc. could affect the value of the Fund’s investments with respect to XYZ and therefore the value of the Fund.Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the underlying security over the same period. The Fund will lose money if the underlying security performance is flat over time, and as a result of daily rebalancing, the underlying security’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the underlying security’s performance increases over a period longer than a single day.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in XYZ that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain XYZ exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of XYZ and financial instruments, such as swap agreements and options, that, in combination, provide 2X daily leveraged exposure to XYZ, consistent with the Fund’s investment objective.
Strategy Portfolio Concentration [Text]	The Fund will enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in XYZ that is equal, on a daily basis, to 200% of the value of the Fund's net assets. The Adviser attempts to consistently apply leverage to obtain XYZ exposure for the Fund equal to 200% of the value of its net assets and expects to rebalance the Fund’s holdings daily to maintain such exposure. As a result of its investment strategies, the Fund will be concentrated in the financials sector (i.e., hold 25% or more of its total assets in investments that provide leveraged exposure in the financials sector).